Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
Roundhill Generative AI & Technology ETF
Shareholder Report [Line Items]
Fund Name	Roundhill Generative AI & Technology ETF
Class Name	Roundhill Generative AI & Technology ETF
Trading Symbol	CHAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Roundhill Generative AI & Technology ETF (the "Fund") for the period May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.roundhillinvestments.com/etf/chat/. You can also request this information by contacting us at (866) 991-5001 or by writing to the Roundhill Generative AI & Technology ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 991-5001
Additional Information Website	www.roundhillinvestments.com/etf/chat/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Roundhill Generative AI & Technology ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

The following information pertains to the fiscal period of May 1, 2024 through April 30, 2025 (the “current fiscal period”).

The Fund had positive performance during the current fiscal period. The market price of the Fund increased by 9.47%, while the S&P 500 Total Return Index increased by 10.97% over the same period.

The Roundhill Generative AI & Technology ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing in the equity securities of exchange-listed companies globally, including those in emerging markets, which are involved in the investment theme of artificial intelligence (“AI”), focused on generative AI and related technologies.

AI refers to computer simulation of human intelligence in computers that are programmed to think and learn like humans. It is a branch of computer science that deals with the creation of intelligent machines that work and react like humans. Some of the key techniques used in AI include:

• machine learning - learning a new task without being specifically programmed to do it,

• deep learning - learning by example,

• natural language processing - understanding human language text or speech,

• computer vision - interpreting and understanding the visual world (e.g., distinguishing faces), and

• expert systems - which simulate the judgment and behavior of humans with expertise in a particular field (e.g., medicine).

AI has a wide range of applications, such as self-driving cars, speech recognition, image recognition, natural language understanding, decision-making, and many more. With the advancement of technology and the increasing amount of data available, AI is becoming increasingly important in many industries.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended April 30, 2025	1 Year	Since Inception (5/17/2023)
Roundhill Generative AI & Technology ETF - at NAV	7.98%	19.42%
Solactive GBS Global Markets All Cap USD Index TR	11.37%	14.82%

Performance Inception Date	May 17, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Mar. 31, 2025
Updated Performance Information Location [Text Block]	Visit www.roundhillinvestments.com/etf/chat/ for more recent performance information.
Net Assets	$ 235,584,000
Holdings Count | Holdings	34
Advisory Fees Paid, Amount	$ 1,606,000
Investment Company, Portfolio Turnover	92.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$235,584
Number of Holdings	34
Total Advisory Fee Paid	$1,606,000
Annual Portfolio Turnover	92%

Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Security Type - Investments

(% of total net assets)

Percentages are based on total net assets. Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
NVIDIA Corp.	8.5
Alphabet, Inc. - Class A	5.9
Palantir Technologies, Inc. - Class A	5.3
Microsoft Corp.	4.0
ARM Holdings PLC	3.8
Oracle Corp.	3.7
Tencent Holdings Ltd.	3.6
Dell Technologies, Inc. - Class C	3.5
Broadcom, Inc.	3.5
Arista Networks, Inc.	3.5

Material Fund Change [Text Block]

Fund Changes

Effective as of March 31, 2025, Drew Walsh no longer serves as a Portfolio Manager for the Fund. All references to Mr. Walsh are hereby removed from the Summary Prospectus, Prospectus, and SAI.

In addition, the sentence in the SAI under “INVESTMENT SUB-ADVISER – Portfolio Manager Compensation.” relating to the compensation of Roundhill Financial Inc.’s portfolio managers is hereby replaced by the following:

"The Roundhill Portfolio Managers are compensated by the Sub-Adviser and receive a fixed base salary and discretionary bonus that are not tied to the performance of the Fund. The discretionary bonus is based on the overall performance of the Sub-Adviser and each individual’s contribution to that performance across all duties."